UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07

Check here if Amendment [ ]; Amendment     Number: ___
This Amendment (Check only one.):          [ ]is a restatement.
                                           [ ]adds new holdings
                                           entries.
Institutional Investment Manager Filing    this Report:

Name:     Robshaw & Julian Associates, Inc.

Address:  6255 Sheridan Drive, Suite 400,
          Williamsville, New York  14221


Form 13F File Number: 28- 7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James P. Julian
Title:    Vice President
Phone:    716-633-6555

Signature, Place, and Date of Signing:

James P. Julian          Williamsville, New York               1/30/08

[Signature]                  [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


Form 13F File Number     Name

28-_7320          Robshaw & Julian Associates, Inc.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:  $142,678,768


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
WYETH                          COMMON           983024100  5889511  133277          x       none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103  7641832  206146          x       none        x      0    0
PEPSICO INC                    COMMON           713448108  6266684   82565          x       none        x      0    0
BP                             COMMON           556221074  5923112   80950          x       none        x      0    0
AFLAC INC                      COMMON           1055102    5862168   93600          x       none        x      0    0
PROCTOR & GAMBLE               COMMON           742718109  5370673   73150          x       none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  5348768   69882          x       none        x      0    0
GOLDMAN SACHS                  COMMON           38141G104  5317111   24725          x       none        x      0    0
MEDTRONIC                      COMMON           585055106  5145135  102350          x       none        x      0    0
TEVA                           COMMON           881624209  5077940  109250          x       none        x      0    0
INTEL CORP                     COMMON           458140100  5070812  190203          x       none        x      0    0
SYSCO CORP                     COMMON           871829107  5014667  160675          x       none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   4845022   83105          x       none        x      0    0
ECANA                          COMMON           292505104  4154055   61125          x       none        x      0    0
EXXON CORP                     COMMON           302290101  4062398   43360          x       none        x      0    0
ILLINOIS TOOL WORKS            COMMON           452308109  3918057   73180          x       none        x      0    0
AT&T                           COMMON           00206R102  3790771   91212          x       none        x      0    0
VANGUARD EMERGING MARKETS      COMMON           922042858  3741763   35875          x       none        x      0    0
VIPERS
STRYKER                        COMMON           863667101  3717320   49750          x       none        x      0    0
Sovran Self Storage            COMMON           78462F103  3635667   90665          x       none        x      0    0
MICROSOFT                      COMMON           594918104  3424613   96197          x       none        x      0    0
WAL MART STORES INC            COMMON           931142103  3419166   71937          x       none        x      0    0
CISCO                          COMMON           17275R102  3313233  122395          x       none        x      0    0
UNITED PARCEL                  COMMON           911312106  3256656   46050          x       none        x      0    0
PFIZER                         COMMON           717081103  3177040  139773          x       none        x      0    0
DONALDSON                      COMMON           257651109  3072768   66252          x       none        x      0    0
BARCLAYS                       COMMON           06738E204  2891501   71625          x       none        x      0    0
PAYCHEX                        COMMON           704326107  2707445   74750          x       none        x      0    0
WELLS FARGO                    COMMON           949746101   262653    8700          x       none        x      0    0
MC CORMICK                     COMMON           579780206  2495426   65825          x       none        x      0    0
ALTRIA                         COMMON           02209s103  2248505   29750          x       none        x      0    0
POWERSHARES DYNAMIC BIOTECH &  COMMON           73935X856  1879087  100325          x       none        x      0    0
GENOME
HOME DEPOT                     COMMON           437076102  1690485   62750          x       none        x      0    0
DENTSPLY                       COMMON           249030107  1521676   33800          x       none        x      0    0
KIMBERLY CLARK                 COMMON           494368103  1497744   21600          x       none        x      0    0
COCA COLA CO.                  COMMON           191216100  1288770   21000          x       none        x      0    0
J P MORGAN CHASE               COMMON           46625H100  1247735   28585          x       none        x      0    0
3M                             COMMON           88579Y101  1197344   14200          x       none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  1017137   40475          x       none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   511356   11598          x       none        x      0    0
Citigroup                      COMMON           17275R102   274351    9319          x       none        x      0    0
BRISTOL MYERS                  COMMON           110122108   270504   10200          x       none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   220110    3300          x       none        x      0    0